Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Allowance, Notes Receivable [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount		$ 32	$ 2	$ 1	$ 0
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Cost and Expense		31	0	2
SEC Schedule, 12-09, Valuation Allowances and Reserves, Deduction	[1]	(1)	1	(1)
SEC Schedule, 12-09, Reserve, Inventory [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount		4	21	24	23
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Cost and Expense		5	22	16
SEC Schedule, 12-09, Valuation Allowances and Reserves, Deduction	[2]	(22)	(25)	(15)
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Amount		677	598	603	$ 731
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Cost and Expense		109	45	16
SEC Schedule, 12-09, Valuation Allowances and Reserves, Deduction	[3]	$ (30)	$ (50)	$ (144)

[1]	Deductions include write-offs, recoveries and currency translation adjustments.
[2]	Deductions include disposals and currency translation adjustments.
[3]	Additions and Deductions include currency translation adjustments.